Ordinary Shares	12 Months Ended
Dec. 31, 2021
Ordinary shares
Ordinary shares

16.Ordinary shares

On June 17, 2019, the Company announced that its board of directors authorized a share repurchase program of up to US$20 million of the Company’s outstanding ADSs within the next twelve months. As of December 31, 2019, the Company has repurchased 1,710,952 ordinary shares (equivalent to 427,738 ADSs) on the open market in a total consideration of approximately RMB13.7 million (equivalent to US$2.0 million), at an average price of US$1.16 per share (US$4.65 per ADSs). The repurchased shares have been reserved and accounted for under the cost method and presented as “treasury stock” in equity on the Group’s consolidated balance sheet.

The Company agreed to issue 80,000 ordinary shares (20,000 ADSs) to a nonemployee for the provision of consulting services from August 2019 to August 2020. The equity award granted to the nonemployee is fully vested and non-forfeiture at the date of grant. The share-based compensation to this nonemployee was therefore accounted for based on the fair value of the equity instrument granted and recognized RMB433 as expenses in the consolidated statement of operations and comprehensive loss for the year ended December 31, 2019 at the date of grant.